SUMMARY OF INFORMATION RELATED TO STOCK OPTIONS UNDER STOCK PLAN (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock Options Outstanding Beginning Balance	31
Stock Options Weighted Average Exercise Price Outstanding Beginning Balance	$ 452,500.00
Stock Options, Granted
Stock Options Weighted Average Exercise Price Outstanding, Granted
Stock Options, Exercised
Stock Options Weighted Average Exercise Price Outstanding, Exercised
Stock Options, Forfeited
Stock Options Weighted Average Exercise Price Outstanding, Forfeited
Stock Options Outstanding Ending Balance	31	31
Stock Options Weighted Average Exercise Price Outstanding Ending Balance	$ 452,500.00	$ 452,500.00
Stock Options, Exercisable	30	28
Stock Options Weighted Average Exercise Price, Exercisable	$ 454,900.00	$ 506,250.00
Stock Options, Weighted average duration (Years)	5 years 5 months 19 days